UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                     --------

                                   FORM N-CSR
                                     --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21469

                         MEZZACAPPA LONG/SHORT FUND, LLC
               (Exact name of registrant as specified in charter)
                                     --------


                           630 5th Avenue, Suite 2600
                               New York, NY 10111
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

         REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-DIAL-SEI

                     DATE OF FISCAL YEAR END: MARCH 31, 2005

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.

MEZZACAPPA LONG/SHORT FUND, LLC

FINANCIAL STATEMENTS (UNAUDITED)
SEMI-ANNUAL REPORT
FOR THE SIX MONTH PERIOD ENDED
SEPTEMBER 30, 2004

MEZZACAPPA LONG/SHORT FUND, LLC
CONTENTS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                         PAGE(S)
FINANCIAL STATEMENTS (UNAUDITED)

Schedule of Investments........................................................2

Statement of Assets and Liabilities............................................4

Statement of Operations........................................................5

Statements of Changes in Members' Capital......................................6

Statement of Cash Flows........................................................7

Notes to the Financial Statements..............................................8

Managers and Officers of the Fund.............................................15

[Pie Chart Omitted]

MEZZACAPPA LONG/SHORT FUND, LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

             INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL INVESTMENTS

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Long/Short Equity                                                         93.2%

Event Driven                                                               6.8%

                                                                                    % OF NET
PORTFOLIO FUND                                           COST              VALUE     ASSETS    LIQUIDITY*
-----------------------------------------------------------------------------------------------------------
LONG/SHORT:
Contrarian Equity Offshore Fund, Ltd.                $ 8,000,000       $ 8,564,009    4.56    Quarterly
Corsair Capital Investors, Ltd.                        4,750,000         5,162,107    2.75    Quarterly
Corsair Long Short Investors, Ltd.                     2,000,000         2,105,648    1.12    Annually
Courage Special Situations Offshore Fund, Ltd.         6,500,000         6,796,401    3.62    Quarterly
Crossway Partners Offshore, Ltd.                       5,250,000         5,139,572    2.74    Quarterly
ECF Value Fund International, Ltd.                     5,000,000         5,363,410    2.85    Quarterly
Eminence Fund, Ltd.                                   12,250,000        13,485,559    7.18    Semi-Annually
Everglades Offshore Fund, Ltd.                        12,500,000        12,535,080    6.67    Monthly
FBR Small Cap Fund                                    10,415,309        10,789,132    5.74    Daily
FPA Hawkeye Fund LLC                                   7,000,000         7,516,894    4.00    Quarterly
Front Street Energy and Power Performance
Offshore Fund Inc.                                     1,000,000         1,062,111    0.57    Monthly
Heirloom Offshore Fund, Ltd.                           6,000,000         6,107,314    3.25    Quarterly
Iron Horse Offshore Capital Partners, Ltd.             6,300,000         6,415,460    3.42    Quarterly
JHC Capital Partners II, L.P.                          2,987,527         2,925,843    1.56    Quarterly
JHC Growth Partners, L.P.                              2,500,000         2,466,996    1.31    Quarterly
KiCap Network Fund, Ltd.                                 555,925           565,611    0.30    Quarterly
Lafayette Street Fund Offshore, Ltd.                   6,500,000         6,967,917    3.71    Quarterly
NYLIM Andover Partners Offshore Ltd.                     365,486           340,974    0.18    Quarterly
Oracle Global Healthcare Offsore, Ltd.                 2,000,000         1,983,259    1.06    Monthly
Palmyra Capital Offshore Fund, Ltd.                      175,001           158,177    0.08    Quarterly
SEG Partners Offshore, Ltd.                            4,900,000         5,356,258    2.85    Quarterly
Seminole Offshore Fund, Ltd.                           4,500,000         4,547,567    2.42    Quarterly
Seminole Small Cap Fund, Ltd.                          8,000,000         8,192,042    4.36    Quarterly

    The accompanying notes are an integral part of the financial statements.

MEZZACAPPA LONG/SHORT FUND, LLC
SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                                     % OF NET
PORTFOLIO FUND                                         COST              VALUE        ASSETS      LIQUIDITY*
--------------------------------------------------------------------------------------------------------------
LONG/SHORT:
Special Situations Fund III, L.P.                 $  2,000,000       $  2,066,877       1.10     Semi-Annually
Stadia Capital Limited                              12,250,000         12,568,428       6.69     Quarterly
Stonebrook Offshore Partners Ltd.                    6,000,000          6,392,120       3.40     Monthly
SuNOVA Offshore Ltd.                                12,250,000         12,743,460       6.78     Quarterly
Tiedemann Global Emerging Markets, Ltd.              1,500,000          1,481,384       0.79     Quarterly
Torrey Pines Fund, Ltd.                              1,500,000          1,498,432       0.80     Monthly
Viking Global Equities III Ltd.                     12,250,000         12,967,857       6.90     Quarterly
                                                  ------------------------------------------
        TOTAL LONG/SHORT                           167,199,248        174,265,899      92.76
                                                  ------------------------------------------
EVENT DRIVEN:
Contrarian Fund I Offshore, Ltd.                     3,000,000          3,269,042       1.74     Annually
QDRF Ltd.                                            3,500,000          3,971,132       2.11     Quarterly
Stanfield Offshore Leveraged Assets I, Ltd.          5,000,000          5,518,610       2.94     Quarterly
                                                  ------------------------------------------
        TOTAL EVENT DRIVEN                          11,500,000         12,758,784       6.79
                                                  ------------------------------------------
        TOTAL PORTFOLIO FUNDS                     $178,699,248       $187,024,683      99.55%
                                                  ==========================================

*Available frequency of redemptions after any applicable lock-up period, which ranges from zero to one year.

    The accompanying notes are an integral part of the financial statements.

MEZZACAPPA LONG/SHORT FUND, LLC
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ASSETS
Investments in portfolio funds, at value                                        $ 187,024,683
Cash                                                                                  814,605
Receivable for investments sold                                                       485,982
Other assets                                                                           89,719
                                                                                -------------
        Total assets                                                              188,414,989
                                                                                -------------

LIABILITIES
Investment Manager fees payable                                                       232,822
Due to affiliate                                                                      100,000
Administration fees payable                                                           155,027
Board of Managers' fees payable                                                        22,500
Accrued expenses                                                                       33,341
                                                                                -------------
        Total liabilities                                                             543,690
                                                                                -------------

        NET ASSETS                                                              $ 187,871,299
                                                                                =============

MEMBERS' CAPITAL - NET ASSETS
Represented by:
Capital contributions, net of repurchases                                       $ 181,463,956
Accumulated net realized loss on investments, less expenses                        (1,918,092)
Accumulated net unrealized appreciation on investments in portfolio funds           8,325,435
                                                                                -------------
        MEMBERS' CAPITAL                                                        $ 187,871,299
                                                                                =============

    The accompanying notes are an integral part of the financial statements.

MEZZACAPPA LONG/SHORT FUND, LLC
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

Realized and Unrealized Gain on Investments:
    Net realized loss on investments                                $  (542,154)
    Unrealized appreciation on investments in Portfolio Funds         2,720,203
                                                                    -----------
Net Realized and Unrealized Gain on Investments                       2,178,049
                                                                    -----------

Investment Income (Loss):
    Interest                                                             17,577
                                                                    -----------

Operating Expenses:
    Investment management fee                                           695,673
    Administration fees                                                 103,476
    Professional fees                                                    46,428
    Board of Managers' fees                                              15,000
    Organization costs                                                   10,000
    Custodian fees                                                        9,400
    Insurance fees                                                        6,857
    Other fees                                                            3,428
                                                                    -----------
        Total Operating Expenses                                        890,262
                                                                    -----------

Net Invesment Loss                                                     (872,685)
                                                                    -----------

Net Income                                                            1,305,364

Less: Incentive Allocation to Special Member                                 --
                                                                    -----------

Net Income Available for Pro Rata
    Allocation to Limited Interest Members                          $ 1,305,364
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

MEZZACAPPA LONG/SHORT FUND, LLC
STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
FOR THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 2004 (UNAUDITED) AND FOR THE
PERIOD JANUARY 1, 2004 (COMMENCEMENT OF OPERATIONS) THROUGH MARCH 31, 2004
--------------------------------------------------------------------------------

For the Six Month Period Ended September 30, 2004 (Unaudited)

                                                 SPECIAL     LIMITED INTEREST
                                                 MEMBER           MEMBERS             TOTAL
                                                ---------    ----------------     ------------
Change in Members' Capital from Net Income       $    --       $  1,305,364       $  1,305,364
Incentive Allocation                                  --                 --                 --
                                                 -------       ------------       ------------
        Net Change in Members' Capital
         from Net Income                              --          1,305,364          1,305,364
MEMBERS' CAPITAL TRANSACTIONS
Cost of Interests Repurchased                         --                 --                 --
                                                 -------       ------------       ------------

        Net Increase in Members' Capital              --          1,305,364          1,305,364
Members' Capital, March 31, 2004                      --        186,565,935        186,565,935
                                                 -------       ------------       ------------
Members' Capital, September 30, 2004             $    --       $187,871,299       $187,871,299
                                                 =======       ============       ============


For the period January 1, 2004 (Commencement of Operations) through March 31,
2004

                                                 SPECIAL     LIMITED INTEREST
                                                 MEMBER           MEMBERS             TOTAL
                                                ---------    ----------------     ------------
Proceeds from Initial Sale of Interests         $      --      $181,914,375       $181,914,375

Change in Members' Capital from Net Income             --         5,101,979          5,101,979
Incentive Allocation                              450,419          (450,419)                --
                                                ---------      ------------       ------------
        Net Change in Members' Capital
         from Net Income                          450,419         4,651,560          5,101,979

MEMBERS' CAPITAL TRANSACTIONS
Cost of Interests Repurchased                    (450,419)               --           (450,419)
                                                ---------      ------------       ------------

        Net Increase in Members' Capital               --       186,565,935        186,565,935
                                                ---------      ------------       ------------
Members' Capital, March 31, 2004                $      --      $186,565,935       $186,565,935
                                                =========      ============       ============

    The accompanying notes are an integral part of the financial statements.

MEZZACAPPA LONG/SHORT FUND, LLC
STATEMENT OF CASH FLOWS (UNAUDITED)
FOR THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

CASH FLOWS USED IN OPERATING ACTIVITIES
Net income                                                          $ 1,305,364
Adjustments to reconcile net income to net
    cash used in operating activities:
        (Increase) Decrease in assets:
        Investment in portfolio funds             $(3,633,639)
        Prepaid investments                         3,500,000
        Receivable for investments sold              (485,982)
        Other assets                                    8,425
        Increase (Decrease) in liabilities:
        Administration fees payable                   103,357
        Investment Manager fees payable               (78,633)
        Board of Managers' fees payable                15,000
        Accrued expenses                               13,816
                                                  -----------
Net cash used in operating activities                                  (557,656)
                                                                    -----------


CASH FLOWS USED IN FINANCING ACTIVITIES
        Decrease due to Special Member               (450,419)
Net cash used in financing activities                                  (450,419)
                                                                    -----------

Net increase in cash                                                    297,289
BEGINNING OF PERIOD                                                     517,316
                                                                    -----------
END OF PERIOD                                                       $   814,605
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Mezzacappa Long/Short Fund, LLC (the "Fund") is a limited liability company organized under the laws of the state of Delaware in August of 2003 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund commenced operations on January 1, 2004. The Fund's term is perpetual unless the Fund is otherwise terminated under the terms of the Limited Liability Company Agreement ("Operating Agreement").

      The Fund's investment objective is to generate long-term capital appreciation with lower volatility than the broad equity markets. The Fund seeks to accomplish this objective by allocating its assets among a diverse group of selected portfolio funds ("Portfolio Funds") managed by third party investment advisers ("Portfolio Managers") that specialize primarily in long and short equity investing in publicly traded companies. The Portfolio Managers invest in a wide range of securities, financial instruments and markets in accordance with the investment objective of each Portfolio Fund.

      The Board of Managers of the Fund (the "Board") has overall responsibility for the management and supervision of the operations of the Fund. A majority of the Board is comprised of persons who are independent with respect to the Fund. The independent managers are each paid an annual retainer of $10,000 plus reasonable out-of-pocket expenses by the Fund in consideration for their attendance at meetings of the Board of Managers, and any committees thereof, and other services they may provide to the Fund.

      Mezzacappa Investors, LLC (the "Investment Manager"), a limited liability company formed under the laws of the State of Delaware, is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and serves as the Investment Manager of the Fund subject to the ultimate supervision of and any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Fund:

      A. PORTFOLIO VALUATION

            The Fund computes its net asset value as of the last day of each month. In determining its net asset value, the Fund will value its investments as of such month end. The net asset value of the Fund will equal the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses. The net asset value of any Member's Interest on any date will be equal to that Member's capital account balance, after giving effect to all allocations that are made as of that date.

            Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, in accordance with procedures approved by the Board. In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Portfolio Fund in accordance with the Portfolio Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in a Portfolio Fund represents the amount that

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
            the Fund could reasonably expect to receive from any Portfolio Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that a Portfolio Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Portfolio Fund based on the most recent value reported by the Portfolio Fund, as well as any other relevant information available at the time the Fund values its portfolio.

            Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

            If subadvisers are engaged to manage a portion of the Fund's assets, or if the Fund holds any securities other than interests in Portfolio Funds, the Fund will generally value the portfolio securities on U.S. exchange-listed and NASDAQ-traded equity securities (other than options) at their closing composite sale prices as reported on the exchange on which those securities are primarily traded. If no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by those exchanges. Securities traded on a non-U.S. securities exchange are valued at their closing sale prices on the exchange on which the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. Listed options are valued at their bid prices (or ask prices in the case of listed options held short) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by, or under the supervision of, the Board.

      B.    INCOME RECOGNITION AND EXPENSES

            Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Portfolio Fund.

            Distributions from Portfolio Funds are classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics of a distribution from a Portfolio Fund are not available, such distribution is classified as investment income.

            The Fund bears its own expenses, including, but not limited to: taxes; organizational, registration, offering and investment-related expenses; administrative fees and expenses; legal expenses; internal and external accounting; audit and tax preparation expenses; travel-related expenses of the Independent Managers; costs of insurance; and other expenses associated with the operation of the Fund.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
      C.    INCOME TAXES

            The Fund intends to be treated as a partnership for federal income tax purposes. Each member is responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for federal income taxes is reflected in the accompanying financial statements.

      D.    DISTRIBUTION POLICY

            The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

      E.    CASH AND CASH EQUIVALENTS

            The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents. Cash equivalents are valued at cost plus accrued interest which approximates fair value. All cash is invested overnight in a short-term time deposit with the Fund's custodian.

      F.    USE OF ESTIMATES

            The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.    INVESTMENT IN INVESTMENT FUNDS

      The Fund has the ability to liquidate its investments periodically, ranging from daily to annually, depending on the provisions of the respective underlying Portfolio Fund's governing agreements. Contribution requirements may also vary based on each Portfolio Fund's governing agreements. Investment advisers of the funds generally receive fees for their services. These fees include management fees based upon the net asset value of the Fund's investment, as well as incentive fees and allocations based upon profits earned by the Fund. These fees are deducted directly from the Fund's investment fund balance in accordance with each Portfolio Fund's governing agreement. During the six month period ended September 30, 2004, fees for these services ranged from 1.0% to 2.0% annually for management fees and up to 20% for incentive fees and allocations.

      While certain of the underlying Portfolio Funds are formed in countries other than the United States, they invest principally in United States equity securities.

      In the normal course of business the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Investment Manager of the Fund expects the risk of loss to be remote.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
      At September 30, 2004, the cost of investments in Investment Funds for federal income tax purposes and the unrealized appreciation (depreciation) of investments in Investment Funds for federal income tax purposes was as follows:

    ------------------------------------------------------------------------
    Federal Income    Gross Unrealized    Gross Unrealized    Net Unrealized
      Tax Cost          Appreciation        Depreciation       Appreciation
    ------------------------------------------------------------------------
    $178,699,248        $8,608,812           ($283,377)         $8,325,435
    ------------------------------------------------------------------------

4.    MEMBERS' CAPITAL ACCOUNTS

      A separate capital account is maintained for each Member of the Fund. At the end of each fiscal period, any net profit or net loss of the Fund, as the case may be, is allocated to the capital accounts of all of the Members of the Fund in accordance with their respective Investment Percentages. If a Member has made more than one capital contribution to the Fund, each such capital contribution is treated as a separate Capital Account for purposes of such allocation.

      A.    CONTRIBUTIONS

            Each member must subscribe for a minimum initial investment in the Fund of $2,000,000 subject to the sole discretion of the Board to accept lesser amounts. The Board may, in its discretion, cause the Fund to repurchase the entire Interest of the Member if the Member's capital account balance in the Fund, as a result of repurchase of transfer requests by the Member, is less than $2,000,000. The Board, on behalf of the Fund, may accept subscriptions for Interests effective as of the first day of each month.

      B.    REDEMPTIONS AND REPURCHASES OF INTERESTS BY THE FUND

            No Member has the right to require the Fund to redeem its Interest. Subject to a determination by the Board, as discussed below, the Fund may from time to time offer to repurchase Interests pursuant to written tenders by Members. These repurchases will be made at such times, in such amounts, and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Interests, the Board will consider the recommendations of the Investment Manager as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Investment Manager expects that it will recommend to the Board that the Fund offer to repurchase Interests from Members of up to 25% of the Fund's assets on December 31, 2004. The Investment Manager expects that after that date it typically will recommend to the Board that the Fund offer to repurchase Interests from Members of up to 25% of the Fund's net assets annually, effective as of the last day of December. Notwithstanding the foregoing, the Fund will not repurchase any Interest or portion of an Interest that has been held by the tendering Member for less than one year.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
5.    FINANCIAL HIGHLIGHTS

      The following represents ratios to average Members' capital and other supplemental information for Members.

                                                                              For the Period
                                                         Six Month            January 1, 2004
                                                       Period Ended          (commencement of
                                                     September 30, 2004     operations) through
                                                        (Unaudited)            March 31, 2004
                                                     ------------------     -------------------
TOTAL RETURN
Total Return, before incentive allocation (1)(4)                 0.70%                  2.80%*
Total Return, after incentive allocation (1)(4)                  0.69%                  2.56%*


Net assets, end of period                              $  187,871,000         $  186,566,000

RATIO TO AVERAGE NET ASSETS:
    Operating Expenses (2)(3)                                    0.96%                  1.18%
    Net investment loss (3)(5)                                  (0.94)%                (1.16)%

Portfolio turnover rate (4)                                      9.55%                  3.62%

*     From commencement of investment operations

(1) Total return is calculated for all members, excluding the Special Member (as defined in Note 6), taken as a whole. An individual limited interest member's return may vary from these returns based on the timing of capital transactions.

(2) Does not include expenses of the Portfolio Funds in which the Fund invests.

(3)   Annualized.

(4)   Not annualized.

(5) The net investment loss ratio does not include the effects of the incentive allocation.

      The operating expense ratio, the net investment loss ratio and the total return ratios are calculated for the limited interest members taken as a whole. The computation of the above ratios is based on the amount of expense and incentive allocation assessed to an individual limited interest member's capital and may vary from these ratios based on the timing of capital transactions.

6.    MANAGEMENT FEE, INCENTIVE FEE, RELATED PARTY TRANSACTIONS AND OTHER

      Prior to April 1, 2004, the Investment Manager was paid a monthly fee of 0.0833% (1.00% on an annualized basis) of the month-end capital account balance of each Member, before giving effect to repurchases or the Incentive Fee (as defined herein), but after giving effect to other Fund expenses (the "Investment Management Fee"). The Investment Management Fee is an expense paid out of the Fund's assets. However, on April 1, 2004, the Board of Managers and the Investment Manager mutually agreed to amend the Investment Management Agreement by reducing the Investment Management Fee. Under the amended

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
      Investment Management Agreement, the Fund shall pay the Investment Manager a monthly fee of 0.0625% (0.75% on an annualized basis) of the month-end capital account balance of each Member, before giving effect to repurchases or the Incentive Fee, and after giving effect to other Fund expenses.

      Mezzacappa Investors II, LLC (the "Special Member") is entitled to receive an incentive allocation. Generally, at the end of each fiscal year, an amount equal to 10% of the net profits, if any, allocated to each Member's capital account during the year in excess of the Preferred Return
      (as defined herein), net of such Member's pro rata share of the Investment Management Fee, will be paid to the Special Member. Such amount paid to the Special Member is referred to as the "Incentive Fee". No Incentive Fee is paid, however, with respect to a Member's capital account until any prior losses of such Member have been recovered. An Incentive Fee will also be determined in respect of a Member and paid to the Special Member at the time of repurchase of a Member's Interest and upon liquidation of the Fund. Any Incentive Fee to be determined and paid in respect of a period of less than 12 months will be based upon a pro-rated Preferred Return.

      The Preferred Return for any Member for any Incentive Fee Period means an amount determined by applying an annual percentage rate equal to the 1-year Treasury constant maturity interest rate to the capital account balance as of the beginning of the applicable Incentive Fee Period for the period beginning on the first day of the Incentive Fee Period and ending on the last day of the Incentive Fee Period (calculating on the basis of the actual number of days elapsed during such period in a year of 360 days). The 1-year Treasury constant maturity interest rate used for this purpose will be the average (rounded to two decimal places) of the monthly average 1-year Treasury constant maturity interest rate for January, February, and March of the preceding Fiscal Year as reported in PUBLICATION H.15, SELECTED INTEREST RATES, published by the Federal Reserve System.

      The Fund has retained SEI Investments Global Funds Services (the "Administrator") to provide certain administrative and investor services to the Fund. For its services, the Fund pays the Administrator a monthly fee of 0.12% to 0.09% (on an annualized basis), of the Fund's month-end net asset value. The Fund also reimburses the Administrator for certain out-of-pocket expenses.

      SEI Private Trust Company acts as custodian (the "Custodian") for the Fund's assets. For its services, the Fund pays the Custodian a monthly fee computed at an annualized rate of 0.01% of the Fund's month-end net asset value.

7.    SUBSEQUENT EVENTS

      On September 19, 2004, the Fund commenced an offer to purchase an amount of Interests up to 25% of the Fund's net assets that were tended by Members by October 12, 2004. As of October 12, 2004 two Members tendered all or a portion of such Member's Interest. The amount tendered will be determined as of December 31, 2004, the valuation date under the terms of the Tender Offer.

      On September 30, 2004 the Investment Manager took necessary steps to reduce its holdings in FBR Small Cap Fund. The Fund's shares in FBR Small Cap Fund were repurchased on October 1, 2004 and the proceeds became available on October 4, 2004.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
8.    PROXY VOTING POLICIES AND PORTFOLIO DISCLOSURE

      Beginning on the fiscal quarter ended December 31, 2004, the Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q will be available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-838-0232; and
      (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

9.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

10.   CONCENTRATION OF RISK

      The Fund invests primarily in Portfolio Funds that generally will not be registered as investment companies under the 1940 Act. The Fund, as an investor in these Portfolio Funds, will not have the benefit of protections afforded by the 1940 Act to investors in registered investment companies. Although the Investment Manager receives information from each Portfolio Fund regarding its investment performance and investment strategy, the Investment Manager may have little or no means of independently verifying this information. Portfolio Funds may use proprietary investment strategies that are not fully disclosed to the Investment Manager and that may involve risks under some market conditions that are not anticipated by the Investment Manager. The performance of the Fund depends on the success of the Investment Manager in selecting Portfolio Funds for investment by the Fund and the allocation and reallocation of Fund assets among those Portfolio Funds. Past results of Portfolio Managers selected by the Investment Manager are not necessarily indicative of future performance. No assurance can be made that profits will be achieved or that substantial losses will not be incurred.

11.   INVESTMENT TRANSACTIONS

      For the period ended September 30, 2004, purchases and sales of investments (except for short-term securities) were $18,915,309 and $17,459,719 respectively.

MEZZACAPPA LONG/SHORT FUND, LLC
MANAGERS AND OFFICERS OF THE FUND
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

      MEZZACAPPA LONG/SHORT FUND, LLC
      630 Fifth Avenue, Suite 2600
      New York, New York 10111

      BOARD OF MANAGERS
      Damon Mezzacappa
      Jeremy Sillem
      Hans C. Mautner

      OFFICERS
      Damon Mezzacappa, President
      Christopher Nagle, Secretary and Treasurer

      INVESTMENT MANAGER
      Mezzacappa Investors, LLC
      630 Fifth Avenue, Suite 2600
      New York, New York 10111

      INDEPENDENT PUBLIC ACCOUNTANTS
      Anchin, Block & Anchin LLP
      1375 Broadway
      New York, New York 10018

      LEGAL COUNSEL
      Tannenbaum Helpern Syracuse & Hirschtritt LLP
      900 Third Avenue
      New York, New York 10022

ITEM 2.    CODE OF ETHICS.

Not applicable.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     Mezzacappa Long/Short Fund, LLC


By (Signature and Title)                         /s/ Damon Mezzacappa
                                                 --------------------
                                                 Damon Mezzacappa
                                                 Chief Executive Officer

Date: November 26, 2004




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                         /s/ Damon Mezzacappa
                                                 -------------------
                                                 Damon Mezzacappa
                                                 Chief Executive Officer

Date: November 26, 2004


By (Signature and Title)                         /s/ Christopher S. Nagle
                                                 ------------------------
                                                 Christopher S. Nagle
                                                 Secretary/Treasurer

Date: November 26, 2004